Operating Leases - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Operating Leases (Textual) [Abstract]
Rental expenses	$ 552,658	$ 464,616	$ 417,549
Contingent rental included in rent expense	68,180	63,300	58,865
Proceeds from sale and leaseback of real estate properties	225,345
Future obligations under sale and leaseback financing transaction	$ 225,914